Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Accrued Expenses And Other Payables

	As of	As of
	December 31, 2017	December 31, 2016
	Million	Million

Receipts-in-advance	73,583	75,819
Other payables	26,643	24,523
Accrued salaries, wages, labor service expenses and other benefits	6,535	6,241
Accrued expenses	84,105	74,367

	190,866	180,950